UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniYield New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 132.2%
Corporate — 4.0%
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series A, AMT, 5.70%,
10/01/39	$ 5,000	$ 4,944,250
County/City/Special District/School District — 17.0%
Borough of Hopatcong New Jersey, GO,
Refunding, Sewer (AMBAC), 4.50%,
8/01/33	750	731,407
City of Perth Amboy New Jersey, GO,
CAB (AGM), 5.20%, 7/01/35 (a)	1,250	1,142,300
County of Hudson New Jersey, COP,
Refunding (NPFGC), 6.25%,
12/01/16	1,000	1,123,240
County of Middlesex New Jersey, COP,
Refunding (NPFGC), 5.00%, 8/01/22	3,000	3,020,130
Edgewater Borough Board of Education,
GO (AGM):
4.25%, 3/01/34	300	300,204
4.25%, 3/01/35	300	297,321
4.30%, 3/01/36	300	295,569
4.30%, 3/01/37	300	296,385
4.30%, 3/01/38	300	295,380
Essex County Improvement Authority,
Refunding RB, AMT (NPFGC), 4.75%,
11/01/32	1,000	860,900
Hudson County Improvement Authority,
RB:
CAB, Series A-1 (NPFGC), 4.52%,
12/15/32 (b)	1,000	226,570
County Secured, County Services
Building Project (AGM), 5.00%,
4/01/27	250	256,295
Harrison Parking Facility Project,
Series C (AGC), 5.25%, 1/01/39	1,000	1,011,880
Harrison Parking Facility Project,
Series C (AGC), 5.38%, 1/01/44	1,400	1,424,080
Monmouth County Improvement
Authority, RB, Governmental Loan
(AMBAC):
5.00%, 12/01/11 (c)	600	616,674
5.00%, 12/01/11 (c)	1,515	1,557,102
5.00%, 12/01/11 (c)	1,535	1,577,658
5.00%, 12/01/17	5	5,041
5.00%, 12/01/18	5	5,035
5.00%, 12/01/19	5	5,026

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
County/City/Special District/School
District (concluded)
Monmouth County Improvement
Authority, Refunding RB,
Governmental Loan (AMBAC):
5.20%, 12/01/14	$ 5	$ 5,010
5.25%, 12/01/15	5	5,009
Morristown Parking Authority, RB
(NPFGC), 4.50%, 8/01/37	1,355	1,241,641
New Jersey State Transit Corp., COP,
Subordinate, Federal Transit
Administration Grants, Series A (AGM),
5.00%, 9/15/21	1,000	1,022,450
Newark Housing Authority, Refunding
RB, Newark Redevelopment Project
(NPFGC), 4.38%, 1/01/37	3,600	3,140,532
Salem County Improvement Authority,
RB, Finlaw Street Office Building
(AGM), 5.38%, 8/15/28	620	626,039
		21,088,878
Education — 26.7%
New Jersey Educational Facilities
Authority, RB:
Montclair State University, Series A
(AMBAC), 5.00%, 7/01/21	1,600	1,682,016
Rowan University, Series C (NPFGC),
5.00%, 7/01/14 (c)	1,185	1,336,194
New Jersey Educational Facilities
Authority, Refunding RB:
College of New Jersey, Series D
(AGM), 5.00%, 7/01/35	3,805	3,741,837
Montclair State University, Series J
(NPFGC), 4.25%, 7/01/30	2,895	2,629,065
New Jersey Institute of Technology,
Series H, 5.00%, 7/01/31	1,000	993,650
Ramapo College, Series I (AMBAC),
4.25%, 7/01/31	1,250	1,117,025
Ramapo College, Series I (AMBAC),
4.25%, 7/01/36	3,890	3,231,734
Rowan University, Series B (AGC),
5.00%, 7/01/26	2,575	2,678,644
Stevens Institute of Technology,
Series A, 5.00%, 7/01/34	1,500	1,367,550
William Paterson University,
Series C (AGC), 4.75%, 7/01/34	1,115	1,094,941

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	COP	Certificates of Participation
AGM	Assured Guaranty Municipal Corp.	EDA	Economic Development Authority
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
		S/F	Single-Family

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2011	1

BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities
Authority, Refunding RB (concluded) :
William Paterson University,
Series E (Syncora), 5.00%, 7/01/21	$ 1,725	$ 1,770,575
New Jersey State Higher Education
Assistance Authority, RB, Series A,
AMT (AMBAC), 5.30%, 6/01/17	3,565	3,569,278
Rutgers-State University of New Jersey,
Refunding RB, Series F, 5.00%,
5/01/39	4,000	4,026,200
University of Medicine & Dentistry of
New Jersey, RB, Series A (AMBAC):
5.50%, 12/01/18	570	583,560
5.50%, 12/01/19	1,145	1,168,129
5.50%, 12/01/20	1,130	1,147,956
5.50%, 12/01/21	865	877,024
		33,015,378
Health — 12.3%
New Jersey Health Care Facilities
Financing Authority, RB:
AHS Hospital Corp., 6.00%,
7/01/41 (d)	1,100	1,087,691
Meridian Health, Series I (AGC),
5.00%, 7/01/38	745	700,710
Meridian Health, Series II (AGC),
5.00%, 7/01/38	1,000	940,550
Meridian Health, Series V (AGC),
5.00%, 7/01/38	965	907,631
South Jersey Hospital, 6.00%,
7/01/12 (c)	4,000	4,259,720
Virtua Health (AGC), 5.50%,
7/01/38	1,000	1,005,140
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
Atlantic City Medical Center, 5.75%,
7/01/12 (c)	525	558,070
Atlantic City Medical Center, 6.25%,
7/01/12 (c)	290	309,961
Atlantic City Medical System,
6.25%, 7/01/17	325	336,222
Atlantic City Medical System,
5.75%, 7/01/25	790	800,104
Hackensack University Medical
(AGM), 4.63%, 1/01/30	2,315	2,120,748
Meridian Health System Obligation
Group (AGM), 5.25%, 7/01/19	2,250	2,252,340
		15,278,887
Housing — 9.2%
New Jersey State Housing & Mortgage
Finance Agency, RB:
Capital Fund Program, Series A
(AGM), 4.70%, 11/01/25	4,325	4,328,417
Home Buyer, Series CC, AMT
(NPFGC), 5.80%, 10/01/20	2,640	2,729,760
Series A, AMT (FGIC), 4.90%,
11/01/35	820	755,244
Series A, AMT (NPFGC), 4.85%,
11/01/39	400	327,268
Series AA, 6.50%, 10/01/38	925	999,139
Series B (AGM), 1.10%, 5/01/12	1,150	1,149,965

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Housing (concluded)
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.70%,
10/01/37	$ 490	$ 444,048
Newark Housing Authority, RB, South
Ward Police Facility (AGC):
5.75%, 12/01/30	400	417,880
6.75%, 12/01/38	250	277,285
		11,429,006
State — 36.9%
Garden State Preservation Trust, RB
(AGM):
CAB, Series B, 5.11%, 11/01/23 (b)	6,725	3,826,592
Election of 2005, Series A, 5.80%,
11/01/22	2,605	2,965,350
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge,
Series R (NPFGC), 4.95%,
7/01/21 (b)	2,325	1,361,567
Cigarette Tax, 5.63%, 6/15/19	1,060	1,059,958
Cigarette Tax (Radian), 5.75%,
6/15/29	785	713,447
Cigarette Tax (Radian), 5.50%,
6/15/31	225	196,499
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/25	1,000	1,030,230
Motor Vehicle Surcharge, Series A
(NPFGC), 5.00%, 7/01/29	3,900	3,890,484
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/33	8,500	8,444,325
Motor Vehicle Surcharge, Series A
(NPFGC), 5.00%, 7/01/34	1,765	1,672,161
School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	1,200	1,265,136
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	1,000	940,050
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc.
Project, Series B, AMT, 5.60%,
11/01/34	1,000	985,860
School Facilities Construction,
Series K (NPFGC), 5.25%,
12/15/17	750	803,513
New Jersey Sports & Exposition
Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	1,540	1,670,038
5.50%, 3/01/22	1,050	1,130,346
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
CAB, Series C (AGM), 4.85%,
12/15/32 (b)	4,750	1,101,240
CAB, Series C (AMBAC), 5.05%,
12/15/35 (b)	2,760	509,192
Series A (AGC), 5.63%, 12/15/28	780	839,732
Series D (AGM), 5.00%, 6/15/19	3,000	3,164,700
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System:
Series A (AGM), 5.25%, 12/15/20	4,250	4,690,512

2 BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2011

BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (concluded)
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System (concluded):
Series B (NPFGC), 5.50%,
12/15/21	$ 1,000	$ 1,088,360
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/27	500	506,900
State of New Jersey, GO, Refunding,
Series D (NPFGC), 6.00%, 2/15/13	1,725	1,876,489
		45,732,681
Tobacco — 1.6%
Tobacco Settlement Financing Corp.
New Jersey, RB, 7.00%, 6/01/13 (c)	1,715	1,937,230
Transportation — 13.7%
Delaware River Port Authority, RB,
Series D (AGC), 5.00%, 1/01/40	1,500	1,475,205
New Jersey State Turnpike Authority, RB,
Growth & Income Securities, Series B
(AMBAC), 5.21%, 1/01/15 (a)	3,005	2,369,593
New Jersey State Turnpike Authority,
Refunding RB, Series A (AGM), 5.25%,
1/01/29	2,000	2,186,520
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A:
(AGM), 5.50%, 12/15/22	150	164,941
(AMBAC), 5.00%, 12/15/32	730	729,000
Port Authority of New York & New Jersey,
RB:
Consolidated, 93rd Series, 6.13%,
6/01/94	1,000	1,145,480
Consolidated, 163rd Series, 5.00%,
7/15/39	1,000	993,940
JFK International Air Terminal,
6.00%, 12/01/42	1,500	1,433,400
Port Authority of New York & New Jersey,
Refunding RB, Consolidated AMT:
152nd Series, 5.75%, 11/01/30	2,000	2,088,700
155th Series (AGM), 4.25%,
12/01/32	5,000	4,417,550
		17,004,329
Utilities — 10.8%
Essex County Utilities Authority,
Refunding RB (AGC), 4.13%, 4/01/22	1,000	1,019,830
Jersey City Municipal Utilities Authority,
Refunding RB (AMBAC), 6.25%,
1/01/14	2,870	3,059,047
New Jersey EDA, RB, New Jersey
American Water Co., Inc. Project,
Series A, AMT (AMBAC), 5.25%,
11/01/32	1,000	960,170
New Jersey EDA, Refunding RB, United
Water of New Jersey Inc., Series B
(AMBAC), 4.50%, 11/01/25	1,000	990,540
North Hudson Sewerage Authority,
Refunding RB, Series A (NPFGC),
5.13%, 8/01/20	1,710	1,802,767

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Utilities (concluded)
Rahway Valley Sewerage Authority, RB,
CAB, Series A (NPFGC) (b):
4.74%, 9/01/26	$ 4,100	$ 1,657,384
4.41%, 9/01/33	2,350	554,647
Union County Utilities Authority,
Refunding RB, Senior Lease, Ogden
Martin, Series A, AMT (AMBAC):
5.38%, 6/01/17	1,590	1,591,479
5.38%, 6/01/18	1,670	1,671,102
		13,306,966
Total Municipal Bonds in New Jersey		163,737,605
Guam — 0.5%
Utilities — 0.5%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	735	662,375
Puerto Rico — 14.6%
County/City/Special District/School District — 2.6%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.00%,
8/01/42	1,000	998,490
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C
(AGM), 5.13%, 8/01/42	2,380	2,254,074
		3,252,564
Education — 2.1%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project, Series A
(NPFGC), 5.00%, 7/01/33	3,000	2,588,460
Health — 3.4%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, Hospital De La Concepcion,
Series A, 6.13%, 11/15/30	4,220	4,239,876
State — 2.7%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	1,500	1,467,930
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (b):
(AMBAC), 4.37%, 7/01/37	2,250	320,535
(FGIC), 4.49%, 7/01/30	2,750	727,155
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	850	868,266
		3,383,886
Transportation — 1.0%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGC), 5.50%, 7/01/31	1,185	1,177,760
Utilities — 2.8%
Puerto Rico Aqueduct & Sewer Authority,
RB, Senior Lien, Series A (AGC),
5.13%, 7/01/47	1,750	1,548,750

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2011	3

BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority, RB:
Series RR (CIFG), 5.00%, 7/01/28	$ 1,000	$ 926,990
Series XX, 5.75%, 7/01/36	1,000	963,880
		3,439,620
Total Municipal Bonds in Puerto Rico		18,082,166
Total Municipal Bonds – 147.3%		182,482,146
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
New Jersey — 6.2%
Housing — 1.7%
New Jersey State Housing & Mortgage
Finance Agency, RB, Capital Fund
Program, Series A (AGM), 5.00%,
5/01/27	1,980	2,076,248
State — 3.0%
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM),
5.75%, 11/01/28	3,300	3,735,138
Transportation — 1.5%
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.25%, 11/01/35	1,829	1,814,418
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 6.2%		7,625,804
Total Long-Term Investments
(Cost – $193,471,070) – 153.5%		190,107,950
Short-Term Securities	Shares
BIF New Jersey Municipal Money
Fund, 0.04% (f)(g)	1,694,056	1,694,056
Total Short-Term Securities
(Cost – $1,694,056) – 1.4%		1,694,056
Total Investments
(Cost – $195,165,126*) – 154.9%		191,802,006
Other Assets Less Liabilities– 1.0%		1,232,044
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (3.8)%		(4,691,210)
Preferred Shares, at Redemption Value – (52.1)%		(64,483,046)
Net Assets Applicable to Common Shares– 100.0%		$ 123,859,794

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 190,661,695
Gross unrealized appreciation	$ 3,811,187
Gross unrealized depreciation	(7,355,245)
Net unrealized depreciation	$ (3,544,058)

(a) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Depreciation
Goldman Sachs & Co.	$ 1,087,691	$ (121)

(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
BIF New Jersey
Municipal
Money Fund	4,549,254	(2,855,198)	1,694,056	$ 887

(g) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4 BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2011

BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
Schedule of Investments (concluded)

•	Financial futures contracts sold as of April 30, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	Depreciation
	47	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 5,570,145	$ (123,464)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	— $190,107,950		— $ 190,107,950
Short-Term
Securities	$ 1,694,056	—	—	1,694,056
Total	$ 1,694,056 $190,107,950		— $ 191,802,006
[1]See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial
Instruments[2]
Liabilities:
Interest rate
contracts	$ (123,464)	—	—	$ (123,464)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Quality Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: June 24, 2011